Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 11, 2022 USD ($) Day $ / shares
Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 60,000
Debt instrument maturity date description				2027
Debt instrument, convertible, conversion price | $ / shares				$ 17.6
Debt instrument, convertible, threshold trading days | Day				20
Senior Secured Convertible Notes [Member] | Debt Conversion On Or Before The 24 Month From Closing Date [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger				200.00%
Senior Secured Convertible Notes [Member] | Debt Conversion After 24 Months But Before 36 Months From Closing Date [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger				150.00%
Senior Secured Convertible Notes [Member] | Debt Conversion After 36 Months From Closing Date [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger				130.00%
Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount				$ 60,000
Debt instrument maturity date description				2027
Debt instrument, convertible, conversion price | $ / shares				$ 17.6
Subsequent Event [Member] | Senior Secured Convertible Notes [Member] | Debt Instrument Repayable By Cash [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage				4.50%
Subsequent Event [Member] | Senior Secured Convertible Notes [Member] | Debt Instrument Repayable By Issuing Additional Notes [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage				6.00%
Subsequent Event [Member] | Senior Secured Convertible Notes [Member] | Debt Conversion On Or Before The 24 Month From Closing Date [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger				200.00%
Subsequent Event [Member] | Senior Secured Convertible Notes [Member] | Debt Conversion After 24 Months But Before 36 Months From Closing Date [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger				150.00%
Subsequent Event [Member] | Senior Secured Convertible Notes [Member] | Debt Conversion After 36 Months From Closing Date [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger				130.00%
Subsequent Event [Member] | Salt Wells Earn In Agreement [Member]
Subsequent Event [Line Items]
Exploration expenses	$ 756,000	$ 800,000	$ 900,000